Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 341,091	$ 327,750
Less: Accumulated depreciation	(87,115)	(75,057)
Property and equipment, net	253,976	252,693
Transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	311,584	294,846
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,131	2,591
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,306	137
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	147	447
Deposits on transportation equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 23,923	$ 29,729